NOTE 1 - BASIS OF PRESENTATION & LIQUIDITY & CAPITAL RESOURCES (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012
Accounting Policies [Abstract]
working capital	$ 35,462		$ 33,615
Total Stockholders Equity	12,614		11,081
Net Income	$ 1,778	$ 1,772